FINANCIAL INSTRUMENTS - Summary of Fair Value Adjustment (Details) - Risk-related: - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Fair value adjustments	£ 30	£ 32
- Bid-offer and trade specific adjustments
Disclosure of financial assets [line items]
Fair value adjustments	9	6
- Uncertainty
Disclosure of financial assets [line items]
Fair value adjustments	19	25
- Credit risk adjustment
Disclosure of financial assets [line items]
Fair value adjustments	1	1
- Funding fair value adjustment
Disclosure of financial assets [line items]
Fair value adjustments	£ 1	£ 0